Stock Options and Warrants (Details) - USD ($) None in scaling factor is -9223372036854775296	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of Shares, Outstanding		137,000
Number of Shares, Outstanding			137,000
Weighted Average Exercise Price, Outstanding		$ 9.70
Weighted Average Exercise Price, Outstanding			$ 9.70
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of Shares, Outstanding	105,000	137,000
Number of shares, Granted
Number of Shares, Cancelled	(56,000)	(32,000)
Number of Shares, Exercised
Number of Shares, Outstanding	49,000	105,000	137,000
Number of Shares, Exercised	49,000
Weighted Average Exercise Price, Outstanding	$ 11.03	$ 9.70
Weighted Average Exercise Price, Granted
Weighted Average Exercise Price, Cancelled	$ 10.26	$ 10.06
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Outstanding	$ 11.01	$ 11.03	$ 9.70
Weighted Average Exercise Price, Exercisable	$ 11.92
Weighted Average Remaining Contractual Term (in years), Outstanding	1 year 9 months 18 days	2 years 7 months 6 days	1 year 10 months 24 days
Weighted Average Remaining Contractual Term (in years), Exercisable	1 year 9 months 18 days
Aggregate Intrinsic Value, Outstanding
Aggregate Intrinsic Value, Exercisable
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of Shares, Outstanding	19,556,983	2,007,083
Number of shares, Granted	1,707,000	17,639,700
Number of Shares, Cancelled	(12,000)	(24,750)
Number of Shares, Exercised		(65,050)
Number of Shares, Outstanding	21,251,983	19,556,983	2,007,083
Number of Shares, Exercised	21,251,983
Weighted Average Exercise Price, Outstanding	$ 3.60	$ 13.09
Weighted Average Exercise Price, Granted	$ 2.50	0.40
Weighted Average Exercise Price, Cancelled		5.56
Weighted Average Exercise Price, Exercised		13.36
Weighted Average Exercise Price, Outstanding	$ 3.02	$ 3.60	$ 13.09
Weighted Average Exercise Price, Exercisable	$ 3.02
Weighted Average Remaining Contractual Term (in years), Outstanding	3 years 9 months 18 days	4 years 8 months 12 days	14 years
Weighted Average Remaining Contractual Term (in years), Exercisable	3 years 9 months 18 days
Aggregate Intrinsic Value, Outstanding
Aggregate Intrinsic Value, Exercisable